Earnings (Loss) Per Share ("EPS") (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Computation of Basic and Diluted Loss Per Share Attributable to Owners of Parent

The following table sets forth the computation of the Company’s basic and diluted loss per share attributable to the owners of the Parent for the years ended December 31, 2015, 2016 and 2017:

	Year ended December 31,
	2015		2016		2017		2017
	BRL		BRL		BRL		USD
Numerator
Net loss for the year attributable to the owners of the Parent	R$	(98,676)	R$	(151,074)	R$	(169,746)	US$	(51,314)

Denominator
Weighted average number of outstanding shares of common stock	21,185,316		21,435,576		28,510,918		28,510,918
Loss per share attributable to the owners of the Parent (1)
Basic and diluted	R$	(4.66)	R$	(7.05)	R$	(5.95)	US$	(1.80)

(1)	When the Company reports net loss attributable to the owners of the Parent, the diluted loss per common share is equal to the basic losses per common share due to the anti-dilutive effect of the outstanding share options and convertible notes.